Other Receivables and Assets, Current and Non-Current	6 Months Ended
Jun. 30, 2026
Other Receivables and Assets, Current and Non-Current [Abstract]
Other receivables and assets, current and non-current
6.	Other receivables and assets, current and non-current

Other receivables and assets consist of the following:

	June 30, 2026	December 31, 2025
Current:
Prepaid social insurance	$2,122	$603
Prepaid expenses	239,162	200,761
Prepaid promotion service fees	400,000	-
Workshop consumables and production materials	457,729	-
Other receivables	3,288	14,678
Total other receivables and current assets	1,102,301	216,042

Non-Current:
Prepaid promotion service fees, net of current portion	200,000	-
Deposits for workshop consumables and production materials	-	690,135
Total other non-current assets	$200,000	$690,135

Prepaid promotion service fees

On June 20, 2026, the Company made a $600,000 prepayment for marketing and promotion services covering an 18-month contract period through December 30, 2027. The Company amortizes this fee on a straight-line basis over the service period. As of June 30, 2026, $400,000 is classified within current assets, representing services to be received within the next 12 months, and the remaining unamortized balance of $200,000 is classified within other non-current assets.

Workshop consumables and production materials

The Company makes bulk purchases of workshop consumables, forklift parts, and production materials for use in its manufacturing facilities. As of December 31, 2025, the Company had advanced $690,135 as deposits for these bulk materials, which were classified as non-current assets due to expected delivery and consumption timelines extending beyond 12 months. Upon receipt, these materials are amortized using a straight-line method, with the amortization recorded as manufacturing overhead and capitalized into production costs. As of June 30, 2026, the remaining unamortized materials on hand of $457,729 are expected to be consumed within the next 12 months and are classified entirely within current assets.